DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Current	$ 44,024,242	$ 25,475,514
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	$ 44,024,242
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		21 days
Embedded derivative liability, expected term	4 months 28 days	14 days
Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life	6 months
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		2 years 1 month 9 days
Embedded derivative liability, expected term	5 years	2 years 29 days
Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life	5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0
Embedded derivative liability, measurement input	0	0
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Measurement Input Rate Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	136.12	132.11
Measurement Input Rate Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		119.33
Measurement Input Rate Volatility [Member] | Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	110.59
Measurement Input Rate Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		128.94
Measurement Input Rate Volatility [Member] | Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	138.73
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.06
Embedded derivative liability, measurement input	0.19	0.08
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.07
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.56
Embedded derivative liability, measurement input	1.15	0.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Debt And Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.14